Assets held for sale and discontinued operations	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Assets held for sale and discontinued operations
13.	Assets held for sale and discontinued operations
On 12 July 2019, the Group announced the proposed sale of its Kantar business to Bain Capital. The sale involved the Group disposing of the Kantar business and holding a 40% equity stake post-transaction which is treated as an associate. On 5 December 2019 the first stage of the transaction completed with consideration of £2,140.2 million after tax and disposal costs. This generated a pre-tax
gain of £73.8 million, tax charge of £157.4 million and goodwill impairment of £94.5 million for the Group. In the period ended 30 June 2020 the second, third and fourth stages of the transaction completed with total consideration of £200.1 million after tax and disposal costs. This generated a pre-tax
loss of £3.3 million, and a tax charge of £1.9 million. The final stages
of the transaction
are
expected to complete in the second half of the year with further consideration expected to be approximately £50.0 million after tax and disposal costs.
Under IFRS 5:
Non-current
Assets Held for Sale and Discontinued Operations where certain conditions are met, an asset or disposal group that has been put up for sale should be recognised as ‘held for sale’. The criterion was met on 9 July 2019, following Board approval of the disposal of Kantar to Bain Capital, representing the date at which the appropriate level of management was committed to a plan to sell the disposal group. The Kantar disposal group therefore became held for sale on this date.
The Kantar group is classified as a discontinued operation in 2019 and 2020 under IFRS 5, as it forms a separate major line of business and there was a single co-ordinated
plan to dispose of it.
As at 30 June 2020 the Kantar group is therefore presented as a discontinued operation with the remaining portion of the company not yet sold by 30 June 2020 disclosed as held for sale. Figures for the period ended 30 June 2019 have been re-presented
in accordance with IFRS 5.
Results of the discontinued operations, which have been included in profit for the year, were as follows:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
Revenue	101.9	1,247.8	2,387.5
Cost s of services	(87.4)	(1,061.4)	(1,951.5)
Gross profit	14.5	186.4	436.0
General and administrative costs	(4.0)	(109.7)	(151.7)
Operating profit	10.5	76.7	284.3
Share of results of associates	—	6.5	6.5
Profit before interest and taxation	10.5	83.2	290.8
Finance income	0.2	1.8	3.6
Finance costs	(0.3)	(9.1)	(17.3)
Revaluation of financial instruments	—	(6.7)	(9.4)
Profit before taxation	10.4	69.2	267.7
Attributable tax expense	(2.1)	(19.5)	(78.8)
Profit after taxation	8.3	49.7	188.9
Goodwill impairment on classification as held for sale 1	—	—	(94.5)
(Loss)/gain on sale of discontinued operations	(3.3)	—	73.8
Attributable tax expense on sale of discontinued operations	(1.9)	—	(157.4)
Net gain attributable to discontinued operations	3.1	49.7	10.8
Attributable to:
Equity holders of the parent	(6.8)	43.2	(3.8)
Non-controlling interests 2	9.9	6.5	14.6
	3.1	49.7	10.8
Note
1	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5 in the year ended 31 December 2019.
2	In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56.25% owned subsidiary of the Group.
For the period ended 30 June 2020, the Kantar group contributed £26.8 million (period ended 30 June 2019: £135.2 million, year ended 31 December 2019: £322.9 million) to the Group’s net operating cash flows, paid £1.1 million (period ended 30 June 2019: £26.5 million, year ended 31 December 2019: £53.2 million) in respect of investing activities and paid £0.9 million (period ended 30 June 2019: £18.8 million, year ended 31 December 2019: £27.2 million) in respect of financing activities.
The gain on sale of discontinued operations is calculated as follows:

	30 June 2020	31 December 2019
	£m	£m
Intangible assets (including goodwill)	150.9	2,410.0
Property, plant and equipment	13.7	115.7
Right-of-use assets	24.2	103.5
Interests in associates and joint ventures	2.0	92.3
Other investments	—	11.5
Deferred tax assets	5.5	44.1
Corporate income tax recoverable	15.0	49.8
Trade and other receivables	157.6	748.8
Cash and cash equivalents	19.8	324.9
Trade and other payables	(129.0)	(839.8)
Corporate income tax payable	(4.0)	(48.2)
Lease liabilities	(20.5)	(106.3)
Deferred tax liabilities	(1.3)	(98.6)
Provisions for post-employment benefits	(6.7)	(26.7)
Provisions for liabilities and charges	(0.6)	(22.4)
Net assets	226.6	2,758.6
Non-controlling interests	(5.9)	(19.1)
Net assets excluding non-controlling interests	220.7	2,739.5
Consideration received in cash and cash equivalents	191.3	2,352.1
Re-investment in equity stake 1	—	231.7
Transaction costs	(3.8)	(56.1)
Deferred consideration 2	14.5	1.6
Total consideration received	202.0	2,529.3
Loss on sale before exchange adjustments	(18.7)	(210.2)
Exchange adjustments recycled to the income statement	15.4	284.0
(Loss)/gain on sale of discontinued operations	(3.3)	73.8
Notes
1	Re-investment in equity stake represents the value of the Group’s 40% stake in the new Kantar group as part of the disposal.
2
Deferred consideration in the year ended 31 December 2019 is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future.